Goodwill - Narrative (Details) € in Millions, $ in Millions		3 Months Ended	12 Months Ended
	Sep. 01, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jul. 01, 2022 USD ($)	Jul. 01, 2022 EUR (€)
Goodwill [Line Items]
Goodwill allocated to reporting unit				$ 0
Goodwill			$ 4,482	4,656	$ 4,713
Goodwill, reduction			250
Accumulated impairment losses			1,300	1,300	1,300
Goodwill impairment		$ 296	0	0	296
iSoftBet
Goodwill [Line Items]
Goodwill | €							€ 117
Global Gaming
Goodwill [Line Items]
Goodwill allocated to reporting unit	$ 1,400			(265)
Goodwill			1,444	1,446	1,716
Goodwill, reduction			0
PlayDigital
Goodwill [Line Items]
Goodwill allocated to reporting unit	$ 265			265
Goodwill			376	261	0
Goodwill, reduction			0
PlayDigital | iSoftBet
Goodwill [Line Items]
Goodwill						$ 121	€ 117
Global Lottery
Goodwill [Line Items]
Goodwill allocated to reporting unit				0
Goodwill			2,662	$ 2,948	$ 2,997
Goodwill, reduction			$ 250
International
Goodwill [Line Items]
Goodwill impairment		193
North America Gaming And Interactive
Goodwill [Line Items]
Goodwill impairment		$ 103